Shareholders' equity - Summary of Impact of Share-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Expense	$ 9,998	$ 770
Liability	6,526	4,561
Liability		4,562
Stock options
Statement Line Items [Line Items]
Expense	2,407	875
Liability	0	0
Performance share units
Statement Line Items [Line Items]
Expense	1,564	(1,355)
Liability	2,449	1,113
Deferred share units
Statement Line Items [Line Items]
Expense	793	(399)
Liability	1,366	2,363
Restricted share units
Statement Line Items [Line Items]
Expense	5,234	1,649
Liability	$ 2,711	$ 1,086